COVER LETTER

March 1, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

      (1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(c) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Select T. Rowe Price Retirement Balanced Fund, MassMutual Select T. Rowe Price Retirement 2005 Fund, MassMutual Select T. Rowe Price Retirement 2010 Fund, MassMutual Select T. Rowe Price Retirement 2015 Fund, MassMutual Select T. Rowe Price Retirement 2020 Fund, MassMutual Select T. Rowe Price Retirement 2025 Fund, MassMutual Select T. Rowe Price Retirement 2030 Fund, MassMutual Select T. Rowe Price Retirement 2035 Fund, MassMutual Select T. Rowe Price Retirement 2040 Fund, MassMutual Select T. Rowe Price Retirement 2045 Fund, MassMutual Select T. Rowe Price Retirement 2050 Fund, MassMutual Select T. Rowe Price Retirement 2055 Fund, and MassMutual Select T. Rowe Price Retirement 2060 Fund, each dated February 16, 2018, as filed under Rule 497(c) on February 16, 2018. The purpose of this filing is to submit the 497(c) filing dated February 16, 2018 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds